SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ (3,523,051)	$ (2,895,174)
Property and equipment, net	5,673,584	5,134,566
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	185,280	187,234
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,746,905	7,357,634
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	387,741	389,333
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 876,709	$ 95,539